UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund:   BlackRock Basic Value Principal Protected Fund of BlackRock
                Principal Protected Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

              Industry                            Common Stocks                                  Shares         Value      Percent
-----------------------------------------------------------------------------------------------------------------------------------
Above-        Diversified Telecommunication
Average       Services                            AT&T Inc.                                        31,740   $    886,181       1.0%
Yield         Metals & Mining                     Alcoa, Inc.                                      39,199        885,113       1.0
              Semiconductors & Semiconductor
              Equipment                           Analog Devices, Inc.                             13,700        360,995       0.4
              Capital Markets                     The Bank of New York Mellon Corp.                21,572        702,816       0.8
              Pharmaceuticals                     Bristol-Myers Squibb Co.                         82,200      1,713,870       1.9
              Oil, Gas & Consumable Fuels         Chevron Corp.                                    10,400        857,792       1.0
              Household Products                  Clorox Co.                                        4,600        288,374       0.3
              Multi-Utilities                     Dominion Resources, Inc.                         13,600        581,808       0.6
              Chemicals                           E.I. du Pont de Nemours & Co.                    23,100        930,930       1.0
              Oil, Gas & Consumable Fuels         Exxon Mobil Corp.                                26,700      2,073,522       2.3
              Industrial Conglomerates            General Electric Co.                             24,000        612,000       0.7
              Food Products                       General Mills, Inc.                              18,300      1,257,576       1.4
              Aerospace & Defense                 Honeywell International, Inc.                    10,200        423,810       0.5
              Diversified Financial Services      JPMorgan Chase & Co.                             45,532      2,126,344       2.4
              Pharmaceuticals                     Johnson & Johnson                                 8,800        609,664       0.7
              Pharmaceuticals                     Pfizer, Inc.                                     28,500        525,540       0.6
              Electric Utilities                  The Southern Co.                                 18,600        701,034       0.8
              Diversified Telecommunication
              Services                            Verizon Communications, Inc.                     23,400        750,906       0.8
              Pharmaceuticals                     Wyeth                                            16,800        620,592       0.7
                                                                                                            -----------------------
                                                                                                              16,908,867      18.9
-----------------------------------------------------------------------------------------------------------------------------------
Below-        Diversified Financial Services      Bank of America Corp.                            22,256        778,960       0.9
Average       Health Care Providers & Services    Cardinal Health, Inc.                            12,200        601,216       0.7
Price/        Diversified Financial Services      Citigroup, Inc.                                  21,800        447,118       0.5
Earnings      Computers & Peripherals             Hewlett-Packard Co.                              20,300        938,672       1.1
Ratio         Food Products                       Kraft Foods, Inc.                                39,500      1,293,625       1.4
              Oil, Gas & Consumable Fuels         Marathon Oil Corp.                                3,900        155,493       0.2
              Insurance                           MetLife, Inc.                                     9,600        537,600       0.6
              Software                            Microsoft Corp.                                   4,900        130,781       0.1
              Multiline Retail                    Nordstrom, Inc.                                  14,100        406,362       0.5
              Aerospace & Defense                 Northrop Grumman Corp.                           11,700        708,318       0.8
              Insurance                           Prudential Financial, Inc.                        7,900        568,800       0.6
              Insurance                           The Travelers Cos., Inc.                         33,734      1,524,777       1.7
              Food Products                       Unilever NV (a)                                  42,600      1,199,616       1.3
              IT Services                         Unisys Corp. (b)                                 76,600        210,650       0.2
              Media                               Viacom, Inc. Class B (b)                          9,800        243,432       0.3
              Office Electronics                  Xerox Corp.                                     118,200      1,362,846       1.5
                                                                                                            -----------------------
                                                                                                              11,108,266      12.4
-----------------------------------------------------------------------------------------------------------------------------------
Low Price-    Oil, Gas & Consumable Fuels         Anadarko Petroleum Corp.                          9,700        470,547       0.5
to-Book       Machinery                           Deere & Co.                                      14,900        737,550       0.8
Value         Semiconductors & Semiconductor      Fairchild Semiconductor
              Equipment                           International, Inc. (b)                          52,700        468,503       0.5
              Energy Equipment & Services         Halliburton Co.                                  41,200      1,334,468       1.5
              Insurance                           Hartford Financial Services Group, Inc.          15,100        618,949       0.7
              Household Products                  Kimberly-Clark Corp.                             16,700      1,082,828       1.2

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

              Industry                            Common Stocks                                  Shares        Value       Percent
-----------------------------------------------------------------------------------------------------------------------------------
              Semiconductors & Semiconductor
              Equipment                           LSI Corp. (b)                                   174,000   $    932,640       1.1%
              Semiconductors & Semiconductor
              Equipment                           Micron Technology, Inc. (b)                     167,300        677,565       0.8
              Aerospace & Defense                 Raytheon Co.                                     18,100        968,531       1.1
              Media                               Time Warner, Inc.                                93,000      1,219,230       1.4
              Industrial Conglomerates            Tyco International Ltd.                          13,725        480,650       0.5
              Media                               Walt Disney Co.                                  23,900        733,491       0.8
              Commercial Banks                    Wells Fargo & Co.                                 6,600        247,698       0.3
                                                                                                            -----------------------
                                                                                                               9,972,650      11.2
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-     Oil, Gas & Consumable Fuels         Peabody Energy Corp.                             13,900        625,500       0.7
Cash Flow     Diversified Telecommunication
              Services                            Qwest Communications International Inc.         199,300        643,739       0.7
                                                                                                            -----------------------
                                                                                                               1,269,239       1.4
-----------------------------------------------------------------------------------------------------------------------------------
Special       Energy Equipment & Services         BJ Services Co.                                  65,100      1,245,363       1.4
Situations    Health Care Equipment & Supplies    Baxter International, Inc.                        7,300        479,099       0.5
              Health Care Equipment & Supplies    Covidien Ltd.                                    13,325        716,352       0.8
              Semiconductors & Semiconductor
              Equipment                           Intel Corp.                                      33,200        621,836       0.7
              Computers & Peripherals             International Business Machines Corp.             8,700      1,017,552       1.2
              Pharmaceuticals                     Schering-Plough Corp.                            48,900        903,183       1.0
                                                                                                            -----------------------
                                                                                                               4,983,385       5.6
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks
                                                  (Cost - $38,100,261)                                        44,242,407      49.5
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Par
                                                  U.S. Government Obligations                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                       U.S. Treasury STRIPS, 2.687%,
                                                  11/15/09 (c)(d)                              $   45,889     45,039,503      50.4
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total U.S. Government Obligations
                                                  (Cost - $44,792,491)                                        45,039,503      50.4
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Beneficial
                                                                                                Interest
                                                  Short-Term Securities                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series, 2.59% (e)(f)              $      614        613,783       0.6
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $613,783)                                              613,783       0.6
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments Before Options Written
                                                  (Cost - $83,506,535*)                                       89,895,693     100.5
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Options Written                              Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                      Nordstrom, Inc., expiring January 2009
                                                  at $40                                              140         (8,750)     (0.0)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Options Written
                                                  (Premiums Received - $59,146)                                   (8,750)     (0.0)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments, Net of Options Written
                                                  (Cost - $83,447,389)                                        89,886,943     100.5
                                                  Liabilities in Excess of Other Assets                         (491,561)     (0.5)
                                                                                                            -----------------------
                                                  Net Assets                                                $ 89,395,382     100.0%
                                                                                                            =======================

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                         $  87,252,489
                                                             =============
      Gross unrealized appreciation                          $   7,571,756
      Gross unrealized depreciation                             (4,928,552)
                                                             -------------
      Net unrealized appreciation                            $   2,643,204
                                                             =============

(a)   Depositary receipts.

(b)   Non-income producing security.

(c) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(d)   Separately Traded Registered Interest and Principal of Securities.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                          Activity
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                  $     614       $  831
      --------------------------------------------------------------------------

(f)   Represents the current yield as of report date.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

  o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

-----------------------------------------------------
                    Investments in   Other Financial
Valuation Inputs      Securities       Instruments*
-----------------------------------------------------
Level 1             $   44,242,407   $        (8,750)
Level 2                 45,653,286                --
Level 3                         --                --
-----------------------------------------------------
Total               $   89,895,693   $        (8,750)
                    =================================

*     Other financial instruments are options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

          By:    /s/ Donald C. Burke
                 ----------------------------------
                 Donald C. Burke
                 Chief Executive Officer of
                 BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Donald C. Burke
                 ----------------------------------
                 Donald C. Burke
                 Chief Executive Officer (principal executive officer) of BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

          Date: November 24, 2008

          By:    /s/ Neal J. Andrews
                 ----------------------------------
                 Neal J. Andrews
                 Chief Financial Officer (principal financial officer) of BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

          Date: November 24, 2008